Employee Benefits - Summary of Employee Benefit Plans' Obligations, Assets and Funded Status (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of defined benefit plans [line items]
Total	$ 172	$ 161
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	130	117
Net interest cost on net defined benefit liability	6	4
Defined benefit administrative expenses	3	2
Total	139	123
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	4
Net interest cost on net defined benefit liability	3	5
Total	5	9
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2
Net interest cost on net defined benefit liability	5	7
Past service cost (credit)	1
Defined benefit administrative expenses	1	1
Total	$ 9	$ 10